Quarterly Financial Results (unaudited) (Details) - USD ($)	2 Months Ended		3 Months Ended			6 Months Ended	8 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2015
Loss from operations	$ (2,910)	$ (2,910)	$ (181,181)	$ (764,804)	$ (336,488)	$ (412,298)	$ (1,104,202)
Interest income	0	0	87,245	9,918	0	156,688	9,918
Total other income	0			9,918	0
Net loss	$ (2,910)	$ (2,910)	$ (93,936)	$ (754,886)	$ (336,488)	$ (255,610)	$ (1,094,284)
Weighted average number of common shares outstanding, excluding shares subjected to possible conversions-basic and diluted	4,500,000	4,500,000	6,207,268	6,108,976	5,492,989	6,195,521	5,469,153
Basic and diluted net income (loss) per Share	$ (0.00)	$ 0.00	$ (0.02)	$ (0.12)	$ (0.06)	$ (0.04)	$ (0.20)